Right-of-use asset (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Asset
Balance at beginning of the year	$ 13,748	$ 10,140
Additions	4,311	17,579
Depreciation for the year	(7,449)	(13,971)
Balance at end of the year	$ 10,610	$ 13,748